SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK LOAN [Abstract]
SHORT-TERM BANK LOAN
13.	SHORT-TERM BANK LOAN

In October 2014, the Company entered into a financing agreement with a bank and obtained US dollars loans totaling $42,428,890 for the purpose of special cash dividend distribution. The repayment was originally expected to be in October 2015, and was subsequently extended to October 2016 after a negotiation with the bank in 2015. The repayment of the loan was secured by a pledge of RMB deposits of RMB267,000,000 (equivalent to approximately $42.4 million and $41.1 million as of December 31, 2014 and 2015, respectively). The pledged deposits were recorded as current restricted cash as of December 31, 2014 and 2015.

In January 2015, the Company entered into a financing agreement with a bank and obtained US dollars loans totaling $7,533,620 for the purpose of investment in Forgame. The repayment was expected to be in July 2016 and secured by a pledge of RMB deposits of RMB50,000,000 (equivalent to approximately $7.7 million). The pledged deposits were recorded as current restricted cash as of December 31, 2015.